Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
PRC subsidiaries, VIE and VIE's subsidiaries
Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries [Line Items]
Required percentage of annual appropriations to general reserve fund	15.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
General reserve fund	$ 6,868,210	$ 3,615,528
Share capital	51,322,054	12,795,780
Restricted net assets, including general reserve and registered capital	58,190,265	16,411,308
PRC VIE and VIE's subsidiaries
Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries [Line Items]
Restricted net assets, including general reserve and registered capital	$ 22,673,978	$ 7,952,004